ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 22, 2021	Keith S. MacLeod T +1 617 951 7475 Keith.MacLeod@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO Flexible Emerging Markets Income Fund

Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of PIMCO Flexible Emerging Markets Income Fund, a Massachusetts business trust (the “Fund”), we are today filing via EDGAR an Initial Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). Earlier today, we filed a Form N-8A pursuant to the 1940 Act on behalf of the Fund.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $109.10 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (617) 951-7475 or to David C. Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Very truly yours,

/s/ Keith S. MacLeod

Keith S. MacLeod

cc:	Ryan G. Leshaw, Esq.

Timothy Bekkers, Esq.

David C. Sullivan, Esq.

Timothy Parrington, Esq.